Income Tax - income tax (benefit) expense included in profit and loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Income Tax
Total ISR expense	$ 1,807,638	$ 1,211,611	$ 1,124,978
Country of domicile [member]
Disclosure of Income Tax
Current ISR	1,790,621	1,321,021	1,066,160
Deferred ISR	257,020	341,131	324,415
Total ISR expense	2,047,641	1,662,152	1,390,575
Foreign countries [member]
Disclosure of Income Tax
Current ISR		33	(1,859)
Deferred ISR	(240,003)	(450,574)	(263,738)
Total ISR expense	$ 1,807,638	$ 1,211,611	$ 1,124,978